SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)
Assets [Abstract]
Cash and cash equivalents	¥ 22,879		¥ 159,799	¥ 103,752	$ 3,370
Restricted cash	8,887		91,015	15,000	1,309
Accounts receivable	1,943		1,306		286
Amounts due from related parties	168		5,587		25
Prepaid rent and deposit	51,281		128,213		7,553
Advances to suppliers	16,043		64,028		2,363
Other current assets	101,803		146,559		14,994
Property and equipment, net	358,022		1,185,311		52,731
Intangible assets, net	222,123		1,248		32,715
Land use rights	10,448		10,734		1,539
Other assets	57,133		5,946		8,415
Total assets	850,730		1,799,746		125,300
Liabilities
Accounts payable	294,469		277,103		43,371
Amounts due to related parties	6,594		3,121		971
Deferred revenue	152,619		78,540		22,478
Short-term debt	762,136		319,103		112,251
Rental installment loans	54,505		756,749		8,028
Deposits from tenants	82,191		163,203		12,105
Accrued expenses and other current liabilities	443,418		99,292		65,310
Long-term debt	464,920		428,345		68,475
Long-term deferred rent	212,054		387,739		31,232
Total liabilities	2,845,180		2,610,612		419,050
Net revenues	1,207,963	$ 177,913	1,233,770	889,937
Net loss	(1,533,641)	(225,881)	(498,337)	(499,922)
Net cash provided by operating activities	54,841	8,078	(88,189)	(117,048)
Net cash used in investing activities	(138,670)	(20,406)	(351,450)	(674,298)
Net cash provided by (used in) financing activities	(134,924)	(17,979)	569,569	539,528
Variable Interest Entity
Assets [Abstract]
Cash and cash equivalents	15,227		55,926		2,243
Restricted cash	8,887		91,015		1,309
Accounts receivable	1,943		1,306		286
Amounts due from related parties	168		5,587		25
Prepaid rent and deposit	51,281		127,096		7,553
Advances to suppliers	32,122		64,028		4,731
Other current assets	44,400		146,316		6,539
Property and equipment, net	358,022		1,170,446		52,731
Intangible assets, net	222,123		1,240		32,715
Land use rights	10,448		10,734		1,539
Other assets	57,024				8,399
Total assets	801,645		1,673,694		118,070
Liabilities
Accounts payable	294,469		277,103		43,371
Amounts due to related parties	6,594		3,121		971
Deferred revenue	152,619		78,540		22,478
Short-term debt	540,808		319,103		79,653
Rental installment loans	54,505		756,749		8,028
Deposits from tenants	82,191		163,203		12,105
Accrued expenses and other current liabilities	912,513		93,908		134,399
Long-term debt	464,920		428,345		68,475
Long-term deferred rent	212,054		387,739		31,232
Total liabilities	2,720,673		2,507,811		$ 400,712
Net revenues	1,207,963	177,914	1,233,770	889,937
Net loss	(1,500,305)	(220,971)	(177,738)	(251,555)
Net cash provided by operating activities	72,293	10,648	393,847	10,964
Net cash used in investing activities	(99,172)	(14,606)	(351,450)	(515,360)
Net cash provided by (used in) financing activities	¥ (95,948)	$ (14,132)	¥ 39,567	¥ 411,219